Statements of Common Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Common Stock Previously Reported	Common Stock Revision of Prior Period, Adjustment	Common Stock	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Revision of Prior Period, Adjustment	Additional Paid-in Capital	Accumulated Deficit Previously Reported	Accumulated Deficit Revision of Prior Period, Adjustment	Accumulated Deficit	Previously Reported	Revision of Prior Period, Adjustment	Total
Balance as of beginning of period (in shares) at Dec. 31, 2020										13,914,370	(13,914,370)
Balance as of beginning of period at Dec. 31, 2020										$ 14	$ (14)
Balance as of end of period (in shares) at Dec. 31, 2021										14,382,093	(14,382,093)	0
Balance as of end of period at Dec. 31, 2021										$ 14	$ (14)	$ 0
Balance as of beginning of period (in shares) at Dec. 31, 2020		5,682,691	5,682,691
Beginning balance at Dec. 31, 2020		$ 1	$ 1	$ 14,200	$ 13	$ 14,213	$ (29,157)		$ (29,157)	(14,943)		(14,943)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation						93						93,000
Exercise of common stock options						63						$ 63,000
Exercise of common stock options (in shares)			191,020									191,020
Net loss									(23,265)			$ (23,265)
Balance as of ending of period (in shares) at Dec. 31, 2021		5,873,711	5,873,711
Ending balance at Dec. 31, 2021		$ 1	$ 1	14,356	13	14,369	(52,422)	$ 0	(52,422)	$ (38,052)	$ 0	$ (38,052)
Balance as of end of period (in shares) at Sep. 30, 2022												0
Balance as of end of period at Sep. 30, 2022												$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation						54			0			54
Exercise of common stock options						160			0			160
Exercise of common stock options (in shares)			485,939
Net loss						0			(19,806)			(19,806)
Balance as of ending of period (in shares) at Sep. 30, 2022			6,359,650
Ending balance at Sep. 30, 2022			$ 1			14,583			(72,228)			$ (57,644)
Balance as of beginning of period (in shares) at Dec. 31, 2021										14,382,093	(14,382,093)	0
Balance as of beginning of period at Dec. 31, 2021										$ 14	$ (14)	$ 0
Balance as of end of period (in shares) at Dec. 31, 2022										32,575,043	(32,575,043)	0
Balance as of end of period at Dec. 31, 2022										$ 33	$ (33)	$ 0
Balance as of beginning of period (in shares) at Dec. 31, 2021		5,873,711	5,873,711
Beginning balance at Dec. 31, 2021		$ 1	$ 1	14,356	13	14,369	(52,422)	0	(52,422)	(38,052)	0	(38,052)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation						69						69
Issuance of common stock upon conversion of related party loans						66,139						66,139
Converted shares (in shares)			6,943,789
Exercise of common stock options						161						$ 161
Exercise of common stock options (in shares)			486,296									486,296
Net loss									(26,754)			$ (26,754)
Balance as of ending of period (in shares) at Dec. 31, 2022		13,303,795	13,303,795
Ending balance at Dec. 31, 2022		$ 1	$ 1	80,706	32	80,738	(79,176)	0	(79,176)	$ 1,563	$ 0	$ 1,563
Balance as of beginning of period (in shares) at Jun. 30, 2022										14,474,484	(14,474,484)	0
Balance as of beginning of period at Jun. 30, 2022										$ 14	$ (14)	$ 0
Balance as of end of period (in shares) at Sep. 30, 2022												0
Balance as of end of period at Sep. 30, 2022												$ 0
Balance as of beginning of period (in shares) at Jun. 30, 2022	0	5,911,444	5,911,444
Beginning balance at Jun. 30, 2022	$ 0	$ 1	$ 1	14,405	13	14,418	(65,535)	0	(65,535)	$ (51,116)	$ 0	(51,116)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			0			16			0			16
Exercise of common stock options			$ 0			149			0			149
Exercise of common stock options (in shares)			448,206
Net loss			$ 0			0			(6,693)			(6,693)
Balance as of ending of period (in shares) at Sep. 30, 2022			6,359,650
Ending balance at Sep. 30, 2022			$ 1			14,583			(72,228)			$ (57,644)
Balance as of beginning of period (in shares) at Dec. 31, 2022										32,575,043	(32,575,043)	0
Balance as of beginning of period at Dec. 31, 2022										$ 33	$ (33)	$ 0
Balance as of end of period (in shares) at Sep. 30, 2023												0
Balance as of end of period at Sep. 30, 2023												$ 0
Balance as of beginning of period (in shares) at Dec. 31, 2022		13,303,795	13,303,795
Beginning balance at Dec. 31, 2022		$ 1	$ 1	80,706	32	80,738	(79,176)	0	(79,176)	$ 1,563	$ 0	1,563
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation						3,208			0			3,208
Exercise of common stock options						11			0			$ 11
Exercise of common stock options (in shares)			12,867									12,866
Reverse recapitalization transactions, net (in shares)			8,572,314
Reverse recapitalization transactions, net			$ 1			36,842			0			$ 3,928
Net loss						0			(49,348)			(49,348)
Balance as of ending of period (in shares) at Sep. 30, 2023			21,888,976
Ending balance at Sep. 30, 2023			$ 2			120,799			(128,524)			$ (40,638)
Balance as of beginning of period (in shares) at Jun. 30, 2023										32,606,548	(32,606,548)	0
Balance as of beginning of period at Jun. 30, 2023										$ 33	$ (33)	$ 0
Balance as of end of period (in shares) at Sep. 30, 2023												0
Balance as of end of period at Sep. 30, 2023												$ 0
Balance as of beginning of period (in shares) at Jun. 30, 2023	0	13,316,662	13,316,662
Beginning balance at Jun. 30, 2023	$ 0	$ 1	$ 1	$ 82,958	$ 32	82,990	$ (95,347)	$ 0	(95,347)	$ (12,356)	$ 0	(12,356)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			$ 0			967			0			967
Reverse recapitalization transactions, net (in shares)			8,572,314
Reverse recapitalization transactions, net			$ 1			36,842			0			3,928
Net loss			$ 0			0			(33,177)			(33,177)
Balance as of ending of period (in shares) at Sep. 30, 2023			21,888,976
Ending balance at Sep. 30, 2023			$ 2			$ 120,799			$ (128,524)			$ (40,638)